Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 31,979.0	$ 26,839.0	$ 23,441.4
Pretax Profit (Loss)	3,163.6	2,138.9	1,470.7
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	13,017.2	11,177.6	9,791.7
Pretax Profit (Loss)	1,435.7	839.6	492.8
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	13,017.5	10,769.6	9,396.5
Pretax Profit (Loss)	1,088.5	683.7	412.2
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	30,933.3	25,729.9	22,474.0
Pretax Profit (Loss)	2,915.0	1,686.9	1,091.1
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	26,034.7	21,947.2	19,188.2
Pretax Profit (Loss)	2,524.2	1,523.3	905.0
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	3,610.9	2,793.9	2,421.3
Pretax Profit (Loss)	478.6	214.1	155.2
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	1,287.7	988.8	864.5
Pretax Profit (Loss)	(88.7)	(50.3)	32.5
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	0.0
Pretax Profit (Loss)	0.9	(0.2)	(1.6)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	472.2	370.6	332.5
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	158.5	126.8	103.3
Pretax Profit (Loss)	24.4	17.3	11.3
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	415.0	612.7	530.0
Pretax Profit (Loss)	390.7	588.8	507.6
Segment Reconciling Items | Other gains (losses)
Segment Reporting Information [Line Items]
Revenues	0.0	(1.0)	1.6
Pretax Profit (Loss)	0.0	(1.0)	1.6
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (166.5)	$ (153.1)	$ (140.9)